Annual Fund Operating Expenses	Dec. 15, 2025
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[1]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[2]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Global Technology Leaders ETF | Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[4]
Net Expenses (as a percentage of Assets)	0.00%
Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.90%)	[6]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Growth Innovators Fund will continue for at least one year from the effective date of this Prospectus. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[2]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $100 million in net assets. The fee waiver agreement for the Love Our Planet Fund will continue for at least one year following the effective date of this Prospectus. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Global Technology Leaders Fund will continue for at least one year following the effective date of this Prospectus. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[6]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets. The fee waiver agreement for the Aerospace and Defense Fund will continue for at least one year following the effective date of this Prospectus. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.